Adoption of New Procedures, Amendments to and Interpretations of Existing Standards Issued by the Iasb and Published Standards Effective from 2020 (Details) - Schedule of evaluated the amendments and new interpretations to IFRS as issued by IASB
12 Months Ended
Dec. 31, 2022
Changes to IAS 16: Property - Resources Before Intended Use [Member]
Adoption of New Procedures, Amendments to and Interpretations of Existing Standards Issued by the Iasb and Published Standards Effective from 2020 (Details) - Schedule of evaluated the amendments and new interpretations to IFRS as issued by IASB [Line Items]
Description	The amendments to Pronouncement IAS 16 prohibit deducting from the cost of an item of property, plant and equipment any proceeds from the sale of items produced before the asset is available for use, i.e., funds to bring the asset to the location and condition necessary for it to be capable of operating. in the manner intended by the Management. Consequently, the entity recognizes these proceeds from the sale and related costs in the statement of operations.
Effective date	01/01/2022
Improvements to IFRS 9: Financial Instruments [Member]
Adoption of New Procedures, Amendments to and Interpretations of Existing Standards Issued by the Iasb and Published Standards Effective from 2020 (Details) - Schedule of evaluated the amendments and new interpretations to IFRS as issued by IASB [Line Items]
Description	The amendments clarify the rates that an entity includes when assessing whether the terms of a new or modified financial liability are materially different from the terms of the original financial liability. These fees include only fees paid or received between the borrower and the lender, including fees paid or received by the borrower or the lender on behalf of the other.
Effective date	01/01/2022
Improvements to IFRS16: Leasing [Member]
Adoption of New Procedures, Amendments to and Interpretations of Existing Standards Issued by the Iasb and Published Standards Effective from 2020 (Details) - Schedule of evaluated the amendments and new interpretations to IFRS as issued by IASB [Line Items]
Description	The amendments exclude the concept of reimbursement for improvements in third-party properties.
Effective date	01/01/2022